Goodwill and Intangible Assets	9 Months Ended	12 Months Ended
	Oct. 02, 2016	Jan. 03, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

Note 4. Goodwill and Intangible Assets, Net

Goodwill

Changes in the carrying amount of goodwill are as follows (in millions):

	January 4, 2016 to October 2, 2016	December 29, 2014 to January 3, 2016
Beginning balance	$48.0	$11.4
Acquisitions	18.1	36.6

Ending balance	$66.1	$48.0

Additions to goodwill during the interim period 2016 relate to the acquisition of Hydro-Scape, Blue Max, Bissett and Glen Allen (as described in Note 2).

Intangible Assets

During the nine months ended October 2, 2016, the Company recorded $18.0 million of intangible assets which related to customer relationships and non-competition agreements as a result of the Hydro-Scape, Blue Max, Bissett and Glen Allen acquisitions discussed in Note 2.

The Company’s customer relationship intangible assets will be amortized over a weighted-average period of 20 years. Trademarks and other intangible assets will be amortized over a weighted-average period of 9 years.

The following table summarizes the components of intangible assets (in millions except amortization period):

		October 2, 2016			January 3, 2016
	Years	Amount	Accumulated Amortization	Net	Amount	Accumulated Amortization	Net
Customer relationships	10-21	$145.1	$42.3	$102.8	$127.7	$26.5	$101.2
Trademarks and other	5-10	5.0	1.8	3.2	4.4	1.3	3.1

Total intangibles		$150.1	$44.1	$106.0	$132.1	$27.8	$104.3

Amortization expense for intangible assets was approximately $5.9 million and $16.3 million for the three and nine months ended October 2, 2016, respectively, and $4.8 million and $13.0 million for the three and nine months ended September 27, 2015, respectively.

Note 5. Goodwill and Intangible Assets

Goodwill

The changes in the carrying amount of goodwill for the years ended January 3, 2016 and December 28, 2014 are as follows (in millions):

	Successor	Successor
	For the year December 29, 2014 to January 3, 2016	For the year December 30, 2013 to December 28, 2014
Beginning balance	$11.4	$8.6
Acquisitions	36.6	2.8

Ending balance	$48.0	$11.4

Intangible Assets

The following table summarizes the components of intangible assets (in millions):

		Successor—January 3, 2016			Successor—December 28, 2014
	Years	Amount	Accumulated Amortization	Net	Amount	Accumulated Amortization	Net
Customer relationships	10-21	$127.7	$26.5	$101.2	$92.5	$9.2	$83.3
Trademarks and other	5-10	4.4	1.3	$3.1	4.4	0.7	3.7

Total intangibles		$132.1	$27.8	$104.3	$96.9	$9.9	$87.0

During the year ended January 3, 2016, the Company recorded $35.2 million of intangible assets, all of which related to customer relationships as a result of the four business acquisitions discussed in Note 3. The customer relationship intangible assets will be amortized over a weighted-average period of 20 years. The trademarks and other intangible assets recorded will be amortized over a weighted-average period of 10 years.

During the year ended December 28, 2014, the Company recorded $6.4 million of intangible assets, including $6.2 million in customer relationship intangibles and $0.2 million in trademarks and other as a result of four business acquisitions discussed in Note 3. The customer relationship intangible assets will be amortized over a weighted-average period of ten years. The trademarks and other intangible assets recorded will be amortized over a weighted-average period of five years.

Amortization expense for intangible assets for the Successor Company periods ended January 3, 2016, December 28, 2014 and December 29, 2013 and the Predecessor Company period ended December 22, 2013, was approximately $17.9 million, $9.8 million, $0.1 million, and $4.7 million, respectively.

Total future amortization estimated as of January 3, 2016, is as follows (in millions):

Period ending:
2016	$18.9
2017	15.6
2018	12.9
2019	10.8
2020	9.0
Thereafter	37.1

Total future amortization	$104.3